Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue by Operating Segment	Table 20.1 presents our
revenue by operating segment. For additional description of our operating segments, including additional financial information and the underlying management accounting process, see
Note 19 (Operating Segments).
Table 20.1: Revenue by Operating Segment

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Reconciling Items (1)	Consolidated Company
Year ended December 31, 2022
Net interest income (2)	$27,044	7,289	8,733	3,927	(1,607)	(436)	44,950
Noninterest income:
Deposit-related fees	3,093	1,131	1,068	24	—	—	5,316
Lending-related fees (2)	129	491	769	8	—	—	1,397
Investment advisory and other asset-based fees (3)	—	42	107	8,847	8	—	9,004
Commissions and brokerage services fees	—	—	311	1,931	—	—	2,242
Investment banking fees	(3)	60	1,492	—	(110)	—	1,439
Card fees:
Card interchange and network revenue (4)	3,590	224	60	4	—	—	3,878
Other card fees (2)	477	—	—	—	—	—	477
Total card fees	4,067	224	60	4	—	—	4,355
Mortgage banking (2)	1,100	—	296	(12)	(1)	—	1,383
Net gains (losses) from trading activities (2)	—	(6)	1,886	58	178	—	2,116
Net gains from debt securities (2)	—	5	—	—	146	—	151
Net gains (losses) from equity securities (2)	(5)	64	(5)	(2)	(858)	—	(806)
Lease income (2)	—	710	15	—	544	—	1,269
Other (2)	385	910	510	37	702	(1,575)	969
Total noninterest income	8,766	3,631	6,509	10,895	609	(1,575)	28,835
Total revenue	$35,810	10,920	15,242	14,822	(998)	(2,011)	73,785
Year ended December 31, 2021
Net interest income (2)	$22,807	4,960	7,410	2,570	(1,541)	(427)	35,779
Noninterest income:
Deposit-related fees	3,045	1,285	1,112	28	5	—	5,475
Lending-related fees (2)	145	532	761	8	(1)	—	1,445
Investment advisory and other asset-based fees (3)	—	10	52	9,574	1,375	—	11,011
Commissions and brokerage services fees	—	—	290	2,010	(1)	—	2,299
Investment banking fees	(11)	53	2,405	1	(94)	—	2,354
Card fees:
Card interchange and network revenue (4)	3,426	196	45	4	—	—	3,671
Other card fees (2)	504	—	—	—	—	—	504
Total card fees	3,930	196	45	4	—	—	4,175
Mortgage banking (2)	4,490	—	480	(12)	(2)	—	4,956
Net gains (losses) from trading activities (2)	—	—	272	21	(9)	—	284
Net gains from debt securities (2)	—	44	—	—	509	—	553
Net gains (losses) from equity securities (2)	(2)	132	289	79	5,929	—	6,427
Lease income (2)	—	682	33	—	281	—	996
Other (2)	473	655	690	63	2,044	(1,187)	2,738
Total noninterest income	12,070	3,589	6,429	11,776	10,036	(1,187)	42,713
Total revenue	$34,877	8,549	13,839	14,346	8,495	(1,614)	78,492
Year ended December 31, 2020
Net interest income (2)	$23,378	6,134	7,509	2,988	441	(494)	39,956
Noninterest income:
Deposit-related fees	2,904	1,219	1,062	27	9	—	5,221
Lending-related fees (2)	158	531	684	9	(1)	—	1,381
Investment advisory and other asset-based fees (3)	—	32	95	8,085	1,651	—	9,863
Commissions and brokerage services fees	—	—	315	2,078	(9)	—	2,384
Investment banking fees	(8)	76	1,952	14	(169)	—	1,865
Card fees:
Card interchange and network revenue (4)	2,805	170	51	3	1	—	3,030
Other card fees (2)	513	—	—	—	1	—	514
Total card fees	3,318	170	51	3	2	—	3,544
Mortgage banking (2)	3,224	—	282	(13)	—	—	3,493
Net gains (losses) from trading activities (2)	1	(4)	1,190	25	(40)	—	1,172
Net gains from debt securities (2)	6	—	—	—	867	—	873
Net gains (losses) from equity securities (2)	10	(147)	212	(101)	691	—	665
Lease income (2)	—	646	20	—	579	—	1,245
Other (2)	1,025	518	556	98	1,336	(931)	2,602
Total noninterest income	10,638	3,041	6,419	10,225	4,916	(931)	34,308
Total revenue	$34,016	9,175	13,928	13,213	5,357	(1,425)	74,264
(1)Taxable-equivalent adjustments related to tax-exempt income on certain loans and debt securities are included in net interest income, while taxable-equivalent adjustments related to income tax credits for low-income housing and renewable energy investments are included in noninterest income, in each case with corresponding impacts to income tax expense (benefit). Adjustments are included in Corporate, Commercial Banking, and Corporate and Investment Banking and are eliminated to reconcile to the Company’s consolidated financial results.
(2)These revenue types are related to financial assets and liabilities, including loans, leases, securities and derivatives, with additional details included in other footnotes to our financial statements.
(3)We earned trailing commissions of $989 million, $1.2 billion, and $1.1 billion for the years ended December 31, 2022, 2021 and 2020, respectively.
(4)The cost of credit card rewards and rebates of $2.2 billion, $1.6 billion and $1.3 billion for the years ended December 31, 2022, 2021 and 2020, respectively, are presented net against the related revenue.
Accruals for Restructuring Charges	Table 20.2 provides details on our restructuring charges.
Table 20.2: Accruals for Restructuring Charges

	Year ended December 31,
(in millions)	2022	2021	2020
Balance, beginning of period	$565	1,214	—
Restructuring charges	—	726	1,595
Changes in estimates	5	(650)	(96)
Payments and utilization	(404)	(725)	(285)
Balance, end of period	$166	565	1,214